--------------------------------------------------------------------------------
THE MALAYSIA FUND, INC.
--------------------------------------------------------------------------------


DIRECTORS AND OFFICERS
Barton M. Biggs
CHAIRMAN OF THE BOARD OF DIRECTORS

Ronald E. Robison
PRESIDENT AND DIRECTOR

John D. Barrett II
DIRECTOR

Gerard E. Jones
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

Andrew McNally IV
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Samuel T. Reeves
DIRECTOR

Fergus Reid
DIRECTOR

Frederick O. Robertshaw
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Arthur J. Lev
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER

Robin L. Conkey
ASSISTANT TREASURER

U.S. INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

MALAYSIAN INVESTMENT ADVISER
Arab-Malaysian Consultant Sdn Bhd
21st-29th Floors, Bangurian Arab-Malaysian
Jalan Raja Chulan, 5200
Kuala Lumpur, Malaysia

ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(800) 730-6001

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

--------------------------------------------------------------------------------
FIRST QUARTER REPORT
--------------------------------------------------------------------------------

MORGAN STANLEY
Investment Management
The Malaysia Fund, Inc.

March  31, 2001







MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
=========

For the three months ended March 31, 2001, The Malaysia Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -4.23% compared to -4.73% for the Kuala Lumpur Stock Exchange Composite Index expressed in U.S. dollars (the "Index"). For the period from the Fund's commencement of operations on May 4, 1987 through March 31, 2001 the Fund's total return, based on net asset value per share, was -20.88% compared to 7.94% for the Index. On March 31, 2001 the closing price of the Fund's shares on the New York Stock Exchange was $3.61, representing a 20.3% discount to the Fund's net asset value per share.

MARKET OVERVIEW

The Malaysian market started the year on a positive note with a seasonal Chinese New Year rally in the month of January. However, the rally proved to be short-lived and the market succumbed to selling pressure, brought about by concerns over the weaker yen, falling trade surplus and weak industrial production numbers.

Weak global markets as well as a slowdown in production caused Malaysia's fourth quarter of 2000 GDP growth of 6.5%, the slowest in six quarters, by the electronics industry. However, due to a stronger first half of 2000, overall growth for the year came in at 8.5%, which was higher than the government's estimate of 7.5%. The uncertain outlook for the export sector has led the central bank (BNM) to revise its 2001 GDP forecast from 7.0% to 5.0-6.0%, which is still higher than analysts' forecasts. To cushion the impact of a weak export sector, the government unveiled an off-budget fiscal stimulus package totaling MYR 3 billion.

The latter part of the quarter brought fresh concerns over the ringgit peg, which is currently fixed at 3.80 ringgits per U.S. dollar. While BNM maintained its stance that the ringgit will not be re-pegged or devalued to match the recent weakness in the regional currencies, the latest statistics show otherwise. January's surplus narrowed further to 3.1 billion ringgits compared to 4.6 billion ringgits a year earlier. This is the lowest surplus in three years. Exports grew by 10.3% on a year-on-year basis to 28.1 billion ringgits but declined 7.0% from December 2000. On the other hand, January imports jumped 20.0% on a year-on-year basis. Meanwhile, the official foreign reserves of Malaysia at the end of March 2001 stood at U.S. $27.2 billion, which is a quarter-on-quarter decline of 9.0% and a 19.9% fall on a year-on-year basis.

On the interest rate front, Malaysia is unlikely to benefit significantly from the several rounds of cuts in U.S. rates during the quarter, as its interest cycle is the exact opposite to that of the U.S. The only real benefits to the market will be through a soft landing in the U.S., thus moderating the decline in export growth. Even as the off-budget fiscal stimulus package brings the estimated fiscal deficit to 4.9% of GDP, interest rates are likely to stay flat in the mid-term as domestic liquidity remains ample. Inflation remained a non-event with the Consumer Price Index rising by only 1.6% on a year-on-year basis in February.

While we are of the view that the ringgit will not be devalued over the near term, it is likely to have a negative impact on the economy in the form of asset deflation. Export oriented companies may find it necessary to reduce their selling prices and mitigate that through cost reduction. This should have a negative income effect, thereby hampering the growth of the domestic economy. Corporate earnings are thus expected to be largely flat in the near term. Over the longer term though, we expect to reap the benefits from the various fiscal spending programs.

OTHER DEVELOPMENTS

The cover of this quarterly report introduces the new look of the Fund's financial reports to shareholders. The semi-annual report to shareholders dated June 30, 2001 will present the new look throughout the report.

We appreciate your continued support. If you have any questions or comments on the new look of the report, please contact us through our website, www.morganstanley.com/im, or call us at 1-800-221-6726.

Sincerely,

/s/ Ronald E. Robison
Ronald E. Robison
PRESIDENT AND DIRECTOR

April 2001

The Malaysia Fund, Inc.
Investment Summary as of March 31, 2001 (Unaudited)

============================================================================================================
HISTORICAL                                                 TOTAL RETURN (%)
INFORMATION                     --------------------------------------------------------------------------
                                   MARKET VALUE (1)        NET ASSET VALUE (2)           INDEX (3)
                                --------------------------------------------------------------------------
                                               AVERAGE                  AVERAGE                  AVERAGE
                                 CUMULATIVE    ANNUAL     CUMULATIVE    ANNUAL     CUMULATIVE    ANNUAL
                                ------------   --------   -----------   --------   ----------    ---------
              YEAR TO DATE             -3.73%        --         -4.23%        --       -4.73%       --
              ONE YEAR                -41.01     -41.01%       -33.14     -33.14%     -33.56    -33.56%
              FIVE YEAR               -77.53     -25.81        -73.74     -23.46      -62.43    -17.78
              TEN YEAR                -54.84      -7.64        -40.58      -5.07      -19.70     -2.17
              SINCE INCEPTION*        -36.95      -3.26        -20.88      -1.67        7.94      0.55

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
==========================================================================================================

RETURNS AND PER SHARE INFORMATION


[CHART]


                                                   YEAR ENDED DECEMBER 31,
                                                                                                                        THREE MONTHS
                                                                                                                            ENDED
                                                                                                                          MARCH 31,
                               1991    1992     1993     1994     1995      1996      1997      1998     1999      2000     2001
                              ------   ------   ------   ------   ------    ------   ------    -------   -----    ------  ----------
Net Asset Value Per
Share                        $ 13.55  $ 16.28  $ 27.32   $ 18.57  $ 18.58  $ 19.29   $  5.04   $  3.02   $  5.62   $  4.73  $  4.53
Market Value Per Share       $ 11.75  $ 16.25  $ 28.00   $ 17.38  $ 17.00  $ 17.50   $  6.56   $  4.00   $  7.06   $  3.75  $  3.61
Premium/(Discount)             -13.3%    -0.2%     2.5%     -6.4%    -8.5%    -9.3%     30.2%     32.5%     25.6%    -20.7%   -20.3%
Income Dividends             $  0.07       --  $  0.16   $  0.02       --       --        --   $  0.03        --   $  0.11       --
Capital Gains Distributions       --       --  $  1.13   $  3.59  $  0.84  $  2.82   $  0.51        --        --        --       --
Fund Total Return (2)            9.8%   20.15%   98.28%+  -18.87%    4.33%   19.93%   -72.89%   -39.70%    86.09%   -14.04%   -4.23%
Index Total Return (3)          9.13%   20.19%   92.60%   -19.66%    3.05%   25.12%   -68.71%   -29.61%    98.04%   -16.33%   -4.73%

(1)  Assumes dividends and distributions, if any, were reinvested.

(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

(3) The Kuala Lumpur Stock Exchange (KLSE) Composite Index expressed in U.S. dollars (the "Index") is a broad based capitalization weighted index of 100 stocks listed on the exchange. The Fund's return based on net asset value per share and the Index's return for 1998 were adjusted in reaction to the imposition of capital controls by the Malaysian government during September 1998. During February 1999, the adjustment was removed to reflect the relaxation of these capital controls.

 *   The Fund commenced operations on May 4, 1987.

 + This return does not include the effect of the rights issued in connection with the Fund's 1993 rights offering.

FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

The Malaysia Fund, Inc.
Portfolio Summary as of March 31, 2001 (Unaudited)
================================================================================
ALLOCATION OF TOTAL INVESTMENTS

                                     [CHART]

Short-Term Investments      (5.0%)
Equity Securities          (95.0%)

================================================================================
INDUSTRIES

                                     [CHART]

Other                                    (26.7%)
Marine                                    (3.2%)
Wireless Telecommunication Services       (3.5%)
Media                                     (3.9%)
Diversified Financials                    (3.9%)
Hotels Restaurants & Leisure              (3.9%)
Tobacco                                   (6.9%)
Food Products                             (8.0%)
Diversified Telecommunication Services   (10.1%)
Electric Utilities                       (11.4%)
Banks                                    (18.5%)

================================================================================
TEN LARGEST HOLDINGS*

                                               PERCENT OF
                                               NET ASSETS
                                              -----------
1.  Malayan Banking Bhd                        10.7%
2.  Telekom Malaysia Bhd                       10.1
3.  Tenaga Nasional Bhd                         7.2
4.  British American Tobacco (Malaysia) Bhd     6.9
5.  Nestle (Malaysia) Bhd                       5.1
6.  Public Bank Bhd                             4.9
7.  Public Finance Bhd                          3.9
8.  Digi.com Bhd                                3.5
9.  Malaysian International Shipping Bhd        3.2
10. Petronas Gas Bhd                            3.0
                                               -----
                                               58.5%
                                               =====

*  Excludes short-term investments.

INVESTMENTS (UNAUDITED)
=========
MARCH 31, 2001

                                                         SHARES          VALUE
                                                                         (000)
--------------------------------------------------------------------------------
MALAYSIAN COMMON STOCKS (95.3%)
(Unless otherwise noted)

--------------------------------------------------------------------------------
AUTO COMPONENTS (0.9%)
   AIC Corp. Bhd                                         143,000    U.S.$   153
   APM Automotive Holdings Bhd                           554,550            254
                                                                    ------------
                                                                            407
                                                                    ------------
--------------------------------------------------------------------------------
AUTOMOBILES (3.0%)
   Oriental Holdings Bhd                                 176,000            165
   Tan Chong Motor Holdings Bhd                        3,957,000          1,156
                                                                    ------------
                                                                          1,321
                                                                    ------------
--------------------------------------------------------------------------------
BANKS (18.5%)
   Commerce Asset Holding Bhd                            771,000          1,299
   Malayan Banking Bhd                                 1,417,000          4,699
   Public Bank Bhd                                     2,641,000          2,168
                                                                    ------------
                                                                          8,166
                                                                    ------------
--------------------------------------------------------------------------------
BEVERAGES (3.0%)
   Carlsberg Brewery (Malaysia) Bhd                      415,000          1,168
   Guinness Anchor Bhd                                   181,000            147
                                                                    ------------
                                                                          1,315
                                                                    ------------
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING (0.8%)
   United Engineers (Malaysia) Bhd                       482,000            359
                                                                    ------------
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS (1.3%)
   Malayan Cement Bhd                                  2,100,000            569
                                                                    ------------
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS (3.9%)
   Public Finance Bhd (Foreign)                        2,222,000          1,731
                                                                    ------------
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (10.1%)
   Telekom Malaysia Bhd                                1,444,000          4,446
                                                                    ------------
--------------------------------------------------------------------------------
ELECTRIC UTILITIES (11.4%)
   Malakoff Bhd                                          262,000            686
   Tenaga Nasional Bhd                                 1,024,000          3,180
   YTL Power International Bhd                         1,835,200          1,159
                                                                    ------------
                                                                          5,025
                                                                    ------------
--------------------------------------------------------------------------------
FOOD PRODUCTS (8.0%)
   IOI Corporation Bhd                                 1,975,000          1,268
   Nestle (Malaysia) Bhd                                 421,000          2,260
                                                                    ------------
                                                                          3,528
                                                                    ------------
--------------------------------------------------------------------------------
GAS UTILITIES (3.0%)
   Petronas Gas Bhd                                      783,000          1,339
                                                                    ------------
--------------------------------------------------------------------------------
HOTELS RESTAURANTS & LEISURE (3.9%)
   Genting Bhd                                           425,200          1,030
   Tanjong plc                                           435,000            704
                                                                    ------------
                                                                          1,734
                                                                    ------------
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES (2.0%)
   Courts Mammoth Bhd                                  1,169,000             877
                                                                    ------------
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES (0.5%)
   Malaysian Resources Corp. Bhd                         693,000            201
                                                                    ------------
--------------------------------------------------------------------------------
INSURANCE (1.8%)
   MAA Holdings Bhd                                      872,000            808
                                                                    ------------
--------------------------------------------------------------------------------
IT CONSULTING & SERVICES (2.6%)
   Computer Systems Advisers Bhd                         657,000          1,158
                                                                    ------------
--------------------------------------------------------------------------------
MARINE (3.2%)
   Malaysian International Shipping Bhd                  736,000          1,385
                                                                    ------------
--------------------------------------------------------------------------------
MEDIA (3.9%)
   Nanyang Press Holdings Bhd                            496,000            517
   Star Publications (Malaysia) Bhd                      483,000          1,195
                                                                    ------------
                                                                          1,712
                                                                    ------------
--------------------------------------------------------------------------------
REAL ESTATE (1.7%)
   Selangor Properties Bhd                             1,782,000            727
                                                                    ------------
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.4%)
   Malaysian Pacific Industries Bhd                      196,000            634
                                                                    ------------
--------------------------------------------------------------------------------
TOBACCO (6.9%)
   British American Tobacco (Malaysia) Bhd               329,000          3,052
                                                                    ------------
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES (3.5%)
   Digi.com Bhd                                        1,205,000          1,541
                                                                    ------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost U.S.$40,424)                                                    42,035
                                                                    ------------
--------------------------------------------------------------------------------

                                                              FACE
                                                             AMOUNT
                                                             (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.6%)

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.6%)
   (a)Chase Securities Inc., 4.90%,
      dated 3/30/01, due
      4/02/01 (Cost U.S.$285)                          U.S.$    285         285
                                                                    ------------
--------------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (4.4%)
   Malaysian Ringgit
   (Cost U.S.$1,923)                                   MYR    7,307       1,923
                                                                    ------------
--------------------------------------------------------------------------------

                                        5

                                                          AMOUNT        VALUE
                                                          (000)         (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.3%)
   (Cost $42,632)                                                   U.S.$44,243
                                                                    ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.3%)
   Other Assets                                   U.S.$     480
   Liabilities                                             (603)           (123)
                                                       ---------    ------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
   Applicable to 9,738,015 issued and outstanding
     U.S.$0.01 par value shares (20,000,000 shares
     authorized)                                                    U.S.$44,120
                                                                    ============
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                           U.S.$  4.53
                                                                    ============
--------------------------------------------------------------------------------

(a)- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this schedule of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.


                                        6